Earnings/(loss) per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total number of shares from dilutive vehicles	0	3,020,345	0
Stock Options
Total number of shares from dilutive vehicles	0	2,327,115	0
Warrants
Total number of shares from dilutive vehicles	0	0	0
Convertible Instruments
Total number of shares from dilutive vehicles	0	693,230	0